Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A Ordinary Shares
Ordinary shares subject to possible redemption	3,931,719	30,000,000
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 11.12	$ 10.16
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	0	0
Ordinary shares, outstanding	0	0
Class B Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, issued	7,500,000	7,500,000
Ordinary shares, outstanding	7,500,000	7,500,000